STOCKHOLDERS' DEFICIENCY: Recapitalization (Details) - shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Common Stock, Shares Authorized	1,200,000,000	1,200,000,000	700,000,000
Transaction 1
Sale of Stock, Transaction Date	May 01, 2019
Common Stock, Shares Authorized	1,200,000,000